NET EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
NOTE 17:-	NET EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted net earnings per share:

	Year ended December 31,
	2013	2014	2015

Numerator for basic and diluted earnings per share - net income available to Magic shareholders	$15,880	$15,520	$16,198

Weighted average ordinary shares outstanding:

Denominator for basic net earnings per share	36,835,163	43,287,523	44,247,556
Effect of dilutive securities	458,753	17,291	204,510

Denominator for diluted net earnings per share	37,293,916	43,304,814	44,452,066

Basic earnings per share	$0.43	$0.36	$0.37

Diluted earnings per share	$0.43	$0.36	$0.36